FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Bank of Nova Scotia
Common
064149107
74,147,992
1,634,381
1,634,381
N/A
N/A

N/A
1,634,381
N/A
CIBC
Common
136069101
60,848,848
944,549
944,549
N/A
N/A

N/A
944,549
N/A
EnCana Corp.
Common
292505104
103,404,794
1,356,774
1,356,774
N/A
N/A

N/A
1,356,774
N/A
Manulife Financial Corp.
Common
56501R106
116,798,822
3,050,212
3,050,212
N/A
N/A

N/A
3,050,212
N/A
Royal Bank of Canada
Common
780087102
94,540,894
2,023,041
2,023,041
N/A
N/A

N/A
2,023,041
N/A
Suncor Energy Inc.
Common
867229106
93,054,713
962,402
962,402
N/A
N/A

N/A
962,402
N/A
Toronto Dominion Bank
Common
891160509
81,498,936
1,325,035
1,325,035
N/A
N/A

N/A
1,325,035
N/A



624,294,998
11,296,394
11,296,394




11,296,394